Summary of Significant Accounting Policies - Acquisition-Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Document Fiscal Year Focus	2015
Increase (Decrease) in Other Noncurrent Liabilities	$ (7,700)	$ (17,800)
Transition and integration costs	10,071	25,290	$ 28,302
Professional service fees	8,441	9,929	20,381
Acquisition-related adjustments	(4,133)	(11,001)	(18,998)
Total	$ 14,379	$ 24,218	$ 29,685